Categories of Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Categories of Financial Instruments
35.	Categories of Financial Instruments

(1)	Financial assets by category as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,506,699	—	1,506,699
Financial instruments		—	—	—	1,046,897	—	1,046,897
Short-term investment securities		195,080	—	—	—	—	195,080
Long-term investment securities(*)		120,083	542,496	2,147	—	—	664,726
Accounts receivable — trade		—	—	—	2,019,933	—	2,019,933
Loans and other receivables		489,617	—	—	1,132,321	—	1,621,938
Derivative financial assets		15,586	—	—	—	39,871	55,457

	￦	820,366	542,496	2,147	5,705,850	39,871	7,110,730

(*)	The Group designated ￦ 542,496 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2017
	Financial assets at fair value through profit or loss		Available- for-sale financial assets	Loans and receivables	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	1,457,735	—	1,457,735
Financial instruments		—	—	618,002	—	618,002
Short-term investment securities		97,003	47,383	—	—	144,386
Long-term investment securities		—	887,007	—	—	887,007
Accounts receivable — trade		—	—	2,138,755	—	2,138,755
Loans and other receivables		—	—	1,962,083	—	1,962,083
Derivative financial assets		231,311	—	—	21,902	253,213

	￦	328,314	934,390	6,176,575	21,902	7,461,181

(2)	Financial liabilities by category as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	381,302	—	381,302
Derivative financial liabilities		—	—	4,184	4,184
Borrowings		—	2,184,996	—	2,184,996
Debentures(*)		61,813	7,405,039	—	7,466,852
Accounts payable — other and others		—	6,762,782	—	6,762,782

	￦	61,813	16,734,119	4,184	16,800,116

(*)

Debentures classified as financial liabilities at FVTPL as of December 31, 2018 are structured bonds and they were designated as financial liabilities at FVTPL in order to eliminate a measurement inconsistency with the related derivatives.

(In millions of won)
	December 31, 2017
	Financial liabilities at fair value through profit or loss		Financial liabilities measured at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	351,711	—	351,711
Derivative financial liabilities		—	—	39,470	39,470
Borrowings		—	382,817	—	382,817
Debentures(*)		60,278	7,025,909	—	7,086,187
Accounts payable — other and others		—	4,865,519	—	4,865,519

	￦	60,278	12,625,956	39,470	12,725,704

(*)

Debentures classified as financial liabilities at fair value through profit or loss as of December 31, 2017 are structured bonds and they were designated as financial liabilities at fair value through profit or loss in order to eliminate a measurement inconsistency with the related derivatives.